FAIR VALUE MEASUREMENTS - Changes in fair value of warrant liabilities (Details) - USD ($)		1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Change in value of derivative warrant liabilities				$ 1,488,000	$ 12,110,000	$ (3,486,000)
Private placement warrants
Class of Warrant or Right [Line Items]
Beginning balance						14,685,000
Initial measurement on November 27, 2020	$ 9,879,000
Change in value of derivative warrant liabilities		$ 4,806,000
Fair value as of December 31, 2020		14,685,000	$ 14,685,000		14,685,000
Public
Class of Warrant or Right [Line Items]
Beginning balance						18,975,000
Initial measurement on November 27, 2020	12,650,000
Change in value of derivative warrant liabilities		6,325,000
Fair value as of December 31, 2020		18,975,000	18,975,000		18,975,000
Fair value assets transferred out of level 3			6,325,000
Warrant Liabilities
Class of Warrant or Right [Line Items]
Beginning balance						$ 33,660,000
Initial measurement on November 27, 2020	$ 22,529,000
Change in value of derivative warrant liabilities		11,131,000
Fair value as of December 31, 2020		$ 33,660,000	$ 33,660,000		$ 33,660,000